Label	Element	Value
AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC. | DISCIPLINED GROWTH FUND
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Summary Prospectus, Prospectus and Statement of Additional Information (SAI) Supplement Disciplined Growth Fund
Supplement dated December 19, 2023 ■ Summary Prospectus, Prospectus and SAI dated November 1, 2023

The advisor has determined to no longer offer G Class shares of the Disciplined Growth Fund. Therefore, all references to the fund's G Class shares are hereby deleted.

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC. | DISCIPLINED GROWTH FUND | INVESTOR CLASS
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Trading Symbol	dei_TradingSymbol	ADSIX
AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC. | DISCIPLINED GROWTH FUND | I CLASS
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Trading Symbol	dei_TradingSymbol	ADCIX
AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC. | DISCIPLINED GROWTH FUND | Y CLASS
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Trading Symbol	dei_TradingSymbol	ADCYX
AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC. | DISCIPLINED GROWTH FUND | A CLASS
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Trading Symbol	dei_TradingSymbol	ADCVX
AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC. | DISCIPLINED GROWTH FUND | C Class
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Trading Symbol	dei_TradingSymbol	ADCCX
AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC. | DISCIPLINED GROWTH FUND | R CLASS
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Trading Symbol	dei_TradingSymbol	ADRRX
AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC. | DISCIPLINED GROWTH FUND | R5 CLASS
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Trading Symbol	dei_TradingSymbol	ADGGX
AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC. | DISCIPLINED GROWTH FUND | G CLASS
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Trading Symbol	dei_TradingSymbol	ACDFX